TAXES ON INCOME (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Income before taxes on income, as reported in the statements of income	$ 15,030	$ 12,403	$ 12,238
Statutory tax rate in Israel	26.50%	25.00%	25.00%
Theoretical taxes on income	3,983	3,097	3,018
Increase (decrease) in taxes resulting from:
Effect of different tax rates	362	158	120
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(2,323)	0	0
Utilization of carry forward tax losses for which valuation allowance was provided	(1,177)	(1,162)	(2,690)
Non-deductible expenses	80	9	82
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(1,496)	(971)	(1,206)
Losses and temporary differences for which valuation allowance was provided	580	222	421
Others	445	(542)	690
Taxes on income, as reported in the statements of income	$ 454	$ 811	$ 435
Basic and diluted earnings per share amounts of the benefit resulting from the “Approved, Beneficiary or Preferred Enterprise” status	$ 0.05	$ 0	$ 0